Employee Benefit Plans (Details 11)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Postretirement Benefit Plans [Member] Successor [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member] Successor [Member]	Dec. 31, 2010 Postretirement Benefit Plans [Member] Predecessor [Member]
Assumptions used in determining the benefit obligations and net periodic postretirement plan expense
Weighted average discount rate to determine benefit obligations	3.70%	4.60%	5.70%	3.70%	4.60%	5.50%	3.80%	4.60%	5.50%
Weighted average discount rate to determine net costs				4.60%	5.70%	6.00%	4.60%	5.70%	6.00%